Other notes to the accounts - Stock Options Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Options shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 Options £ / shares shares
Share option activities
Number of share options outstanding in share-based payment arrangement at end of period		4,587,000	5,138,000	3,259,000
Maximum number of share options available to grant | shares		9,899,000	8,452,000	7,542,000
Expense for share-based payments | $	$ 43	$ 40	$ 39
Minimum
Share option activities
Exercise price of outstanding share options				£ 8.43
Maximum
Share option activities
Exercise price of outstanding share options				£ 12.35